Schedule of Right-of Use Asset and Lease Information about Operating Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 22,947	$ 40,491	$ 68,841	$ 83,230	$ 112,022	$ 70,175
Variable lease cost	10,440	10,408	30,817	13,723	24,222
Sublease income	(2,163)	(2,135)	(6,489)	(6,377)	(7,819)	(7,070)
Total lease cost	31,224	48,764	93,169	90,576	128,425	63,105
Operating cash flows from operating leases	23,156	31,113	68,345	73,884	95,641	76,248
Right-of-use assets obtained in exchange for new operating lease liabilities				365,556	365,556
Total lease cost	$ 31,224	$ 48,764	$ 93,169	$ 90,576	$ 128,425	$ 63,105
Other information
Weighted-average remaining lease term - operating leases (year)	3 years 11 months 1 day		3 years 11 months 1 day		4 years 8 months 1 day	9 months 18 days
Weighted-average discount rate - operating leases	10.48%		10.48%		10.48%	10.00%